Stock-Based Compensation - Summary of Exercise Prices of Common Stock Options Outstanding and Exercisable (Details) - shares	Dec. 31, 2021	Dec. 21, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)		182
Options Exercisable (in shares)	148
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)		22
Options Exercisable (in shares)	8
Exercise Price Range One [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	0.90
Exercise Price Range One [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	0.91
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)		85
Options Exercisable (in shares)	64
Exercise Price Range Two [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	5.67
Exercise Price Range Two [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	6.64
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)		52
Options Exercisable (in shares)		52
Exercise Price Range Three [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	13.84
Exercise Price Range Three [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	16.40
Exercise Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)		10
Options Exercisable (in shares)	10
Exercise Price Range Four [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	32.80
Exercise Price Range Four [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	40.00
Exercise Price Range Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in shares)		13
Options Exercisable (in shares)	14
Exercise Price Range Five [Member] | Minimum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	72.08
Exercise Price Range Five [Member] | Maximum
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	104.72